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                                                                   P.O. Box 2600
                                                     Valley Forge, PA 19482-2600

                                                                    610-669-6893
                                                        edward_delk@vanguard.com


November 30, 2007


Christian Sandoe, Esq.
U.S. Securities & Exchange Commission   VIA ELECTRONIC FILING
100 F Street, N.E.
Washington, DC  20549

RE:      Vanguard Valley Forge Funds



Dear Mr. Sandoe,

     This letter describes certain changes we made to the prospectus for the Managed Payout Funds. These changes are in addition to the changes we made in response to your comments of November 9 and 13, 2007 on Post-Effective Amendment No. 32 of the registration statement of the above-referenced registrant, which was filed on September 27, 2007. The outside front cover of the Fund's Prospectus and Statement of Additional Information will include the pre-effective language required by Rule 481(b)(2).

1. Fund Names and Investment Objectives. We have revised the Funds' names to be more reflective of their respective investment objectives. We also simplified the wording of the Funds' investment objectives.

2. Primary Investment Strategies. We have revised the Primary Investment Strategies section of each Fund Profile as follows:

     a. The introductory paragraph has been simplified but also revised to reflect the degree of flexibility the Funds have in the allocation of their assets.

     b. The description of "Stocks" reflects a change in the underlying stock index funds that are likely to be used to create stock exposure. The description was also revised to include the Vanguard REIT Index, which was formerly listed under the heading "Real Estate Investments".

     c. A new heading called "Other Investments" has been added to cover two previously-listed investment categories (Commodity-Linked Investments and Market Neutral Investments)(1) as well as a new investment category. The new investment category is called "Investments in a Prospective Absolute Return Fund." The text that follows describes,

--------------------------
(1) The disclosure under Commodity-Linked Investments and Market Neutral Investments is unchanged from the original version except for the deletion of the following text that formerly appeared at the end of the fourth sentence under Market Neutral Investments: "to the extent consistent with the advisors' individual investment decisions to create exposure to specific risk factors."

Christian Sandoe, Esq.
November 30, 2007
Page 2

          among other things, the fact that it is possible, but not yet decided, that Vanguard may establish and manage a private investment fund ("absolute return fund") that uses multiple absolute return investment strategies. The text also describes the fact that it is possible, but not yet decided, that the Managed Payout Funds may in the future invest in the absolute return fund. The text goes on to describe the absolute return fund in further detail. If the absolute return fund is established and approved for investment by the Managed Payout Funds, each Fund expects to adhere to a policy (which can be changed only by the board of trustees) that it will not invest more than 40% of its assets in the absolute return fund under any circumstances.(2)

3. Primary Risks. We have revised the Primary Risks section of each Fund Profile as follows:

     a.   Risks relating to the managed distribution policy have been added.

     b. The risks previously described under the heading "Asset allocation strategy risk" have been merged into the more appropriate heading "Manager risk." The risks described under "Manager risk" have been updated for clarity.

     c. "Stock risk" has been expanded to include the risk that previously appeared under the heading "Real estate investment risk" (now called "REIT stock risk"). "Inflation-linked investment risk" has been moved but is unchanged except for the inclusion of the word "primarily."

     d. "Commodity-linked investment risk" has been moved and expanded to cover more fully the risks of derivatives.

     e. "Market neutral investment risk" has been moved and remains unchanged except to the extent needed to make "short sale risk" more general and thus applicable (by reference) to the absolute return fund.

     f. A new category of risks has been added to address the prospective absolute return fund.

4. Fees and Expenses. We have revised the fees and expenses table in each Fund Profile to update the expense ratios and add footnote disclosure. We also added a "Plain Talk About Acquired Fund Short Sale Dividend Expenses."

---------------------

(2) See Cornish & Carey Commercial, Inc., SEC No-Action Letter (pub. avail. June 21, 1996).

Christian Sandoe, Esq.
November 30, 2007
Page 3


5. Additional Information. We expanded the description of distributions , and added a description of the potential for additional distributions beyond the twelve scheduled monthly distributions per calendar year, under the heading "Additional Information." We also provided certain missing information.

6. Part 4 of the Prospectus. We have revised part 4 of the prospectus to conform to the changes described above in part 2 of the prospectus. We also added a "Plain Talk About Absolute Return Investing."

Tandy Requirements
As required by the SEC, each Fund acknowledges that:

     o The Fund is responsible for the adequacy and accuracy of the disclosure in the filing.

     o Staff comments or changes in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing.

     o The Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


     Please contact me at (610) 669-6893 with any questions or comments regarding the above.

                                                               Sincerely,


                                                               Edward C. Delk
                                                               Principal

November 30, 2007



U.S. Securities and Exchange Commission 100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD VALLEY FORGE FUNDS--461(A) REQUEST FOR
     ACCELERATION OF EFFECTIVENESS
     FILE NO.  333-48863
     ----------------------------------------------------------------

Commissioners:


Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Valley Forge Funds (the "Trust") and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the Trust's registration statement on Form N-1A be accelerated to Tuesday, December 11, 2007. Post-Effective Amendment No.34 to the registration statement has been filed today, November 30, 2007.



Sincerely,


VANGUARD VALLEY FORGE FUNDS



----------------------------------
Name: John J. Brennan (Heidi Stam)*
Title: President


VANGUARD MARKETING CORPORATION, Distributor



----------------------------------
Name: Michael Kimmel
Title: Secretary


cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission